Organization and Business Operations (Details)	Jun. 30, 2013 sqm
Supermarket [Member]
Organization and Nature of Operations [Line Items]
Number of regional market	27
Sales area square meters	2,500
Hypermarket [Member]
Organization and Nature of Operations [Line Items]
Number of regional market	14
Sales area square meters	4,500
Department Stores in Northeastern China and Inner Mongolia [Member]
Organization and Nature of Operations [Line Items]
Number of regional market	4
Sales area square meters	2,000